Intangible assets, airport concessions and goodwill - Net: - Impairment tests (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure by geographical areas:
Goodwill (Note 1.1)	$ 2,567,365	$ 2,567,365
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Goodwill (Note 1.1)	$ 1,057,651	$ 1,057,651